Shareholder Report	12 Months Ended	70 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CONESTOGA FUNDS
Entity Central Index Key	0001175813
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000142731
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CCALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Institutional Class	Russell 3000® Total Return Index	Russell 2000® Growth Index
Sep-2014	$250,000	$250,000	$250,000
Sep-2015	$272,942	$248,763	$260,110
Sep-2016	$323,262	$285,988	$291,644
Sep-2017	$421,643	$339,487	$352,834
Sep-2018	$542,851	$399,168	$427,158
Sep-2019	$524,459	$410,814	$386,006
Sep-2020	$579,672	$472,442	$446,665
Sep-2021	$799,743	$623,035	$595,248
Sep-2022	$570,820	$513,211	$421,008
Sep-2023	$665,231	$618,220	$461,390
Sep-2024	$792,883	$835,793	$589,001

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	10 Years
Conestoga Small Cap Fund - Institutional Class	19.19%	8.62%	12.23%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 4,306,073,856	$ 4,306,073,856	$ 4,306,073,856
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount	$ 31,056,644
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$4,306,073,856 Total Number of Portfolio Holdings46 Advisory Fee (net of waivers)$31,056,644 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000012946
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Investors Class
Trading Symbol	CCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Investors Class	Russell 3000® Total Return Index	Russell 2000® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,895	$9,951	$10,404
Sep-2016	$12,876	$11,440	$11,666
Sep-2017	$16,759	$13,579	$14,113
Sep-2018	$21,530	$15,967	$17,086
Sep-2019	$20,762	$16,433	$15,440
Sep-2020	$22,899	$18,898	$17,867
Sep-2021	$31,533	$24,921	$23,810
Sep-2022	$22,458	$20,528	$16,840
Sep-2023	$26,125	$24,729	$18,456
Sep-2024	$31,072	$33,432	$23,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	10 Years
Conestoga Small Cap Fund - Investors Class	18.94%	8.40%	12.00%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 4,306,073,856	$ 4,306,073,856	$ 4,306,073,856
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount	$ 31,056,644
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$4,306,073,856 Total Number of Portfolio Holdings46 Advisory Fee (net of waivers)$31,056,644 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000136097
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Institutional Class	Russell 3000® Total Return Index	Russell 2500® Growth Index
Dec-2014	$250,000	$250,000	$250,000
Sep-2015	$243,554	$245,434	$252,404
Sep-2016	$279,989	$282,161	$280,222
Sep-2017	$358,744	$334,943	$336,452
Sep-2018	$479,434	$393,826	$414,271
Sep-2019	$487,693	$405,317	$397,226
Sep-2020	$554,811	$466,119	$490,074
Sep-2021	$751,540	$614,697	$646,784
Sep-2022	$516,558	$506,342	$456,663
Sep-2023	$603,418	$609,946	$505,117
Sep-2024	$761,894	$824,608	$632,420

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	Since Inception (December 15, 2014)
Conestoga SMid Cap Fund - Institutional Class	26.26%	9.33%	12.05%
Russell 3000® Total Return Index	35.19%	15.26%	12.96%
Russell 2500® Growth Index	25.20%	9.75%	9.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 754,069,962	$ 754,069,962	$ 754,069,962
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount	$ 3,530,119
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$754,069,962 Total Number of Portfolio Holdings48 Advisory Fee (net of waivers)$3,530,119 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000136096
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Investors Class
Trading Symbol	CCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Investors Class	Russell 3000® Total Return Index	Russell 2500® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,931	$9,951	$10,335
Sep-2016	$11,386	$11,440	$11,475
Sep-2017	$14,559	$13,579	$13,777
Sep-2018	$19,400	$15,967	$16,964
Sep-2019	$19,691	$16,433	$16,266
Sep-2020	$22,353	$18,898	$20,068
Sep-2021	$30,196	$24,921	$26,484
Sep-2022	$20,695	$20,528	$18,699
Sep-2023	$24,128	$24,729	$20,683
Sep-2024	$30,384	$33,432	$25,896

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	10 Years
Conestoga SMid Cap Fund - Investors Class	25.93%	9.06%	11.75%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2500® Growth Index	25.20%	9.75%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 754,069,962	$ 754,069,962	$ 754,069,962
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount	$ 3,530,119
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$754,069,962 Total Number of Portfolio Holdings48 Advisory Fee (net of waivers)$3,530,119 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000227602
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Mid Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Institutional Class	Russell 3000® Total Return Index	Russell Midcap® Growth Index
Jun-2021	$250,000	$250,000	$250,000
Sep-2021	$258,000	$249,875	$246,988
Sep-2022	$177,500	$205,829	$174,131
Sep-2023	$206,750	$247,944	$204,545
Sep-2024	$250,750	$335,204	$264,547

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	Since Inception (June 29, 2021)
Conestoga Mid Cap Fund - Institutional Class	21.28%	0.09%
Russell 3000® Total Return Index	35.19%	9.43%
Russell Midcap® Growth Index	29.33%	1.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 3,155,651	$ 3,155,651	$ 3,155,651
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$3,155,651 Total Number of Portfolio Holdings33 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000227603
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Investors Class
Trading Symbol	CCMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Mid Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Investors Class	Russell 3000® Total Return Index	Russell Midcap® Growth Index
Jun-2021	$10,000	$10,000	$10,000
Sep-2021	$10,310	$9,995	$9,880
Sep-2022	$7,080	$8,233	$6,965
Sep-2023	$8,230	$9,918	$8,182
Sep-2024	$9,950	$13,408	$10,582

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	Since Inception (June 29, 2021)
Conestoga Mid Cap Fund - Investors Class	20.90%	-0.15%
Russell 3000® Total Return Index	35.19%	9.43%
Russell Midcap® Growth Index	29.33%	1.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 3,155,651	$ 3,155,651	$ 3,155,651
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$3,155,651 Total Number of Portfolio Holdings33 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000232594
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Institutional Class
Trading Symbol	CMIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Institutional Class	Russell 3000® Total Return Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Sep-2019	$270,213	$272,292	$228,531
Sep-2020	$372,904	$313,139	$290,702
Sep-2021	$519,635	$412,953	$413,116
Sep-2022	$355,162	$340,161	$260,047
Sep-2023	$318,993	$409,761	$251,975
Sep-2024	$368,223	$553,971	$318,444

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	Since Inception (11/30/2018)*
Conestoga Discovery Fund - Institutional Class	15.43%	6.39%	6.86%
Russell 3000® Total Return Index	35.19%	15.26%	14.61%
Russell Microcap® Growth Index	26.37%	6.86%	4.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 4,296,435	$ 4,296,435	$ 4,296,435
Holdings Count | Holding	29	29	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$4,296,435 Total Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.
C000232593
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Investors Class
Trading Symbol	CMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conestogacapital.com/forms-information/. You can also request this information by contacting us at (800) 494-2755.
Additional Information Phone Number	(800) 494-2755
Additional Information Website	https://conestogacapital.com/forms-information/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Investors Class	Russell 3000® Total Return Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Sep-2019	$10,786	$10,892	$9,141
Sep-2020	$14,848	$12,526	$11,627
Sep-2021	$20,638	$16,518	$16,524
Sep-2022	$14,059	$13,606	$10,401
Sep-2023	$12,603	$16,390	$10,079
Sep-2024	$14,517	$22,159	$12,737

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2024)

	1 Year	5 Years	Since Inception (11/30/2018)*
Conestoga Discovery Fund - Investors Class	15.19%	6.12%	6.60%
Russell 3000® Total Return Index	35.19%	15.26%	14.61%
Russell Microcap® Growth Index	26.37%	6.86%	4.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 4,296,435	$ 4,296,435	$ 4,296,435
Holdings Count | Holding	29	29	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Net Assets$4,296,435 Total Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2024)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the year ended September 30, 2024.